Financial liabilities - Preference shares (Details) € in Millions, $ in Millions		1 Months Ended	6 Months Ended
	Feb. 08, 2019 EUR (€)	Jan. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Mar. 12, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Apr. 30, 2019 USD ($)	Feb. 28, 2019	Feb. 08, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 8,309		€ 8,309
Issuance By Banco Santander S.A. in March 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 1,500
Issuance By Banco Santander S.A. in January 2020
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)								4.375%
Reprice term			5 years
Adjustment to reference rate, after initial interest rate period			4.534%
Issuance By Banco Santander S.A. in January 2020 | CCPSs
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 1,500
Interest rate (as a percent)		4.375%
Initial interest rate term		6 years
Reprice term		5 years
Adjustment to reference rate, after initial interest rate period		4.534%
Reference rate		5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in April 2019
Disclosure of detailed information about financial instruments [line items]
Subordinated liabilities						€ 1,345	$ 1,500
Issuance By Banco Santander S.A. in February 2019
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)								7.50%
Reprice term			5 years
Adjustment to reference rate, after initial interest rate period			4.989%
Reference rate			5-year Mid-Swap Rate
Issuance By Banco Santander S.A. in February 2019 | CCPSs
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,056								$ 1,200
Interest rate (as a percent)	7.50%								7.50%
Initial interest rate term	7 years
Adjustment to reference rate, after initial interest rate period	4.989%								4.989%
Reference rate	Mid-Swap Rate